Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Foreign currency translation
(a)	Foreign currency translation

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions or valuation where items are re-measured. Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency at the period-end exchange rate. Non-monetary items which are measured at historical cost in a foreign currency are translated at the exchange rate at the date of the initial recognition of the transaction. Revenue, expense items and property, plant and equipment are translated using the rate at the date of the transaction, except for depreciation and amortization, which are translated at historic rates.

Financial instruments
(b)	Financial instruments

Measurement – Initial Recognition

Financial assets and liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument. On initial recognition, all financial assets and liabilities are recorded at fair value, net of attributable transaction costs, except for financial assets and liabilities classified as fair value through profit or loss (“FVTPL”). Transaction costs of financial assets and liabilities classified as at FVTPL are expensed in the period in which they are incurred.

Subsequent measurement of financial assets and liabilities depends on the classifications of such assets and liabilities. Management determines the classification on initial recognition.

Financial Assets

Financial assets are classified and measured at FVTPL, fair value through other comprehensive income (“FVOCI”), or amortized cost, as appropriate. The classification depends on the purpose for which the financial assets were acquired.

Financial assets are classified as FVTPL when the financial asset is either held for trading or is designated as FVTPL. Realized and unrealized gains and losses arising from changes in fair value are recognized in profit or loss.

Financial assets classified as FVOCI are non-derivative financial assets that are not held for trading and the Company has made an irrevocable election on initial recognition to measure the assets at FVOCI. The Company currently has no financial assets classified as FVOCI.

Financial assets at amortized cost are non-derivative financial assets that are held for collection of contractual cash flows, where those cash flows represent repayments of principal and interest.

The Company’s cash and cash equivalents and receivables are classified as financial assets at amortized cost.

Financial liabilities and equity

Debt and equity instruments are classified as either financial liabilities or equity in accordance with the substance of the contractual arrangements.

Financial liabilities are measured at amortized cost unless they are required to be measured at FVTPL or the Company has elected to measure the financial liability at FVTPL.

The Company’s accounts payable and accrued liabilities are classified as financial liabilities at amortized cost.

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized as proceeds received, net of direct issue costs.

Derivatives

Derivative assets and liabilities include derivative financial instruments that do not qualify as hedges or are not designated as hedges and are classified as FVTPL.

Warrants Liability

From time to time, the Company has common share purchase warrants denominated in Canadian dollars, which are classified as derivative financial liabilities, presented as warrants liability and measured at fair value until the instruments are exercised or extinguished (“Warrants”). Fair value of exercised warrants is transferred to contributed surplus at the exercise date. Warrants that expire unexercised are considered extinguished. Gains or losses on extinguishment are recognized in profit or loss. Proceeds from unit placements are allocated between shares and Warrants issued on the residual fair value method to the shares within the unit. Fair value for the Warrants is determined using the Binomial pricing model. Incremental costs directly attributable to unit placements, are allocated on a pro-rata basis between shares and Warrants, with the portion allocated to Warrants recognized as an expense in the statement of operations and comprehensive loss. Any gain or loss arising from the revaluation of a Warrant, is recognized in profit or loss.

Derecognition

A financial asset is derecognized when the contractual rights to the cash flows from the asset expire or are transferred or when the Company no longer retains substantially all the risks and rewards of ownership. On derecognition, the difference between the carrying amount measured at the date of derecognition and consideration received is recognized in profit or loss, except for financial assets at FVOCI, for which the cumulative gain or loss remains in accumulated other comprehensive income or loss and is not reclassified to profit or loss.

A financial liability is derecognized when the obligation under the liability is discharged, cancelled or expires with any associated gain or loss recognized in profit or loss.

Cash and cash equivalents
(c)	Cash and cash equivalents

Cash and cash equivalents include cash on hand or on deposit with banks, short-term investments which are readily convertible into cash, or which have maturities of 90 days or less.

VAT Receivable
(d)	VAT Receivable

The company recognizes a long-term VAT receivable on purchases and expenses in the period in which the underlying transaction occurs. VAT incurred on purchases and expenses related to taxable activities is recorded as receivable and included in the total long-term VAT receivable.

The recovery of the VAT receivable is subject to meeting the requirements for deductibility, including the possession of valid VAT invoices or equivalent documents issued by registered suppliers. The company regularly assesses its VAT positions and ensures compliance with relevant tax laws and regulations.

Property, plant and equipment
(e)	Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and impairment losses. The cost of an asset consists of its purchase price, any directly attributable costs of bringing the asset to its present working condition and location for its intended use and an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably.

Depreciation of an asset begins when it is available for use, that is when it is in the location and condition necessary for it to be capable of operating in the manner intended by management. Depreciation of each asset is calculated using the straight-line method or units of production, as appropriate, to allocate its cost less its residual value over its estimated useful life, as follows:

Buildings and facilities	10-30 years
Computer equipment	3 years
Exploration equipment and structures	3-10 years
Leasehold improvement	3-4 years

The assets’ residual values and useful lives are reviewed, and adjusted, if appropriate, at each balance sheet date. An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount. Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized in the statement of operations and comprehensive loss.

Exploration and evaluation expenditures, mineral interests and mineral development costs
(f)	Exploration and evaluation expenditures, mineral interests and mineral development costs

Exploration and evaluation expenditures relate to those activities involving the search for mineral deposits with economic potential, the process of obtaining more information about existing mineral deposits, the determination of technical feasibility and the assessment of commercial viability of a mineral interest.

The Company has updated its accounting policy in the current year to provide that the costs of acquiring mining concession rights are capitalized as mining concession assets, where such costs can be directly attributed to a specific area of interest and meet the recognition criteria for an asset. Prior to 2025, the Company had not acquired significant mining concession rights, therefore, this change represents an update of the Company’s existing accounting policy and, accordingly, has been accounted for on a prospective basis.

Other exploration and evaluation expenditures—such as exploratory drilling, sampling, surveying, and expenditures incurred under option agreements within an area of interest—continue to be expensed as incurred until management determines that the mineral interest is technically feasible and commercially viable.

Technical feasibility and commercial viability of a mineral interest generally coincide with the establishment of proven and probable reserves; however, this determination may be impacted by management’s assessment of certain modifying factors, including, but not limited to the status of environmental permit applications and the status of mining leases or permits.

Upon demonstrating technical feasibility and commercial viability, all subsequent costs directly relating to the development and advancement of the related mineral interest are capitalized as mineral development costs within properties, plant and equipment.

Leases
(g)	Leases

At inception of a contract, the Company assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company recognizes a right-of-use asset and a lease liability at the lease commencement date.

Right-of-use assets

The right-of-use asset is initially measured based on the initial amount of the lease liability, adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received. Right-of-use assets are classified within property, plant and equipment in the consolidated statement of financial position.

The assets are depreciated to the earlier of the end of the useful life of the right-of-use asset or the lease term using the straight-line method as this most closely reflects the expected pattern of consumption of the future economic benefits. The lease term includes periods covered by an option to extend if the Company is reasonably certain to exercise that option.

Lease liabilities

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Generally, the Company uses its incremental borrowing rate as the discount rate.

The lease liability is measured at amortized cost using the effective interest method. Interest recognized on the consolidated statement of operations and comprehensive loss is classified as a financing cost.

The lease liability is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option. A corresponding adjustment is made to the carrying amount of the right-of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero upon remeasurement of the liability.

Provisions
(h)	Provisions

Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events, and it is probable that an outflow of resources that can be reliably estimated will be required to settle the obligation. Where the effect is material, the pre-tax provision is discounted using an appropriate credit-adjusted risk- free rate.

The Company has updated its accounting policy in the year to include provisions for environmental remediation obligations assumed in connection with the acquisition of a mining concession rights. Such provisions arise from present obligations established by past events, where settlement is probable and the amount can be reliably estimated, in accordance with IAS 37 – Provisions, Contingent Liabilities and Contingent Assets.

Management assesses the nature and timing of environmental remediation activities required to ensure compliance with applicable regulatory and operational obligations. The provision represents management’s best estimate of the expenditure necessary to settle the obligation and is capitalized as part of the cost directly attributable to the acquisition of the mining concession asset, in accordance with IAS 16 – Property, Plant and Equipment.

The provision is reviewed at each reporting date and adjusted to reflect changes in estimates, assumptions, or circumstances.

Share capital and contributed surplus
(i)	Share capital and contributed surplus

Share capital

Amounts received for the issuance of shares are recognized as an increase in share capital, including amounts received upon exercise of options or warrants. Incremental costs directly attributable to the issuance of shares are recognized as a deduction from share capital.

Proceeds from unit placements are allocated between shares and warrants issued on the residual fair value method to the shares within the unit and using the Binomial pricing model to determine fair value for the warrants. Incremental costs directly attributable to unit placements, are allocated on a pro-rata basis between shares and warrants, with the portion allocated to shares recognized as a deduction from share capital.

Contributed surplus

Additional capital contributions received with no corresponding issuance of shares are recognized as contributed surplus. Upon exercise of Warrants, the fair value of the Warrants on the date of exercise are recognized in contributed surplus.

Contributed surplus – share-based payments

The Company has a stock option plan for its employees, directors and other eligible participants (“Participants”).

Stock options are granted to Participants to purchase common shares at a price determined at the time of grant. Fair value for stock options granted is determined on grant date using the Black-Scholes option-pricing model. Share-based compensation expense is recorded over the period the options vest, with a corresponding increase to contributed surplus. The Company issues new common shares to satisfy stock option exercises, with the proceeds received, net of any directly attributable transaction costs, credited to share capital.

Share-based payments
(j)	Share-based payments

The Company has a stock option plan for its employees, directors and other eligible participants (“Participants”).

Stock options are granted to Participants to purchase common shares at a price determined at the time of grant. Fair value for stock options granted is recognized on a graded vesting method of amortization over the period during which the employee becomes entitled to exercise these equity instruments. At the end of each reporting period, the Company revises its estimate of the number of equity instruments expected to vest and the share-based compensation expense is recorded, with a corresponding increase to contributed surplus.

Earnings per share
(k)	Earnings per share

Basic earnings per share is computed by dividing earnings attributable to common shareholders by the weighted average number of common shares outstanding during the period. The computation of diluted earnings per share assumes the conversion, exercise or contingent issuance of securities only when such conversion, exercise or issuance would have a dilutive effect on earnings per share. The dilutive effect of outstanding options and their equivalents are reflected in diluted earnings per share by application of the treasury stock method. The treasury stock method calculates the dilutive effect of share options assuming that the proceeds to be received on the exercise of share options are applied to repurchase common shares at the average market price of the period.

Income taxes
(l)	Income taxes

Current income taxes are recognized for the estimated income taxes payable or recoverable for the current year. Deferred income tax assets and liabilities are recognized for temporary differences between the tax and accounting bases of assets and liabilities. Deferred income tax assets and liabilities are measured using substantially enacted tax rates that apply for the years in which the temporary differences are expected to be recovered or settled. Deferred income tax assets are recognized to the extent that it is probable that the asset will be realized.